Beijing Fucheng Lianbao Technology Co., Ltd Transaction	12 Months Ended
Dec. 31, 2022
Beijing Fucheng Lianbao Technology Co., Ltd Transaction [Abstract]
BEIJING FUCHENG LIANBAO TECHNOLOGY CO., LTD TRANSACTION

NOTE 10 — BEIJING FUCHENG LIANBAO TECHNOLOGY CO., LTD TRANSACTION

On February 10, 2021, the Company closed a transaction pursuant to which it acquired (via Beijing Fucheng in which it holds 24% and engaged in a VIE structure) all of the shares of Beijing Yibao Technology Co., Ltd., and, indirectly, its wholly-owned subsidiary Beijing Fucheng Insurance Brokerage Co., Ltd. (the “Fucheng Insurance Transaction”).

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Beijing Fucheng Lianbao Technology Co., Ltd transaction, Purchase Price Allocation

(USD in thousands)
Total cash consideration	$5,711
Total purchase consideration	$5,711
Less:
Net working capital	$926
Property and equipment	26
Intangible assets - License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711

Since we started consolidating Beijing Fucheng Lianbao reports from February 10, 2021, the pro forma numbers are immaterial and therefore we did not present them.